UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1776

Name of Registrant: Vanguard Wellesley Income Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments
As of June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (9.7%)
U.S. Government Securities (7.1%)
	Residual Funding - Strip	0.000%	7/15/20	27,985	19,178
	United States Treasury Note/Bond	2.375%	8/31/10	16,500	16,559
	United States Treasury Note/Bond	1.000%	7/31/11	400,000	402,500
	United States Treasury Note/Bond	1.000%	9/30/11	291,755	293,716
	United States Treasury Note/Bond	1.375%	5/15/12	235,000	238,452
	United States Treasury Note/Bond	3.625%	2/15/20	55,000	58,171
	United States Treasury Note/Bond	4.375%	11/15/39	98,175	106,228
					1,134,804
Agency Bonds and Notes (1.2%)
1	Citigroup Inc.	2.875%	12/9/11	25,000	25,799
	Egypt Government AID Bonds	4.450%	9/15/15	22,500	24,860
2	Federal Home Loan Mortgage Corp.	4.750%	11/17/15	50,000	56,334
1	General Electric Capital Corp.	3.000%	12/9/11	17,000	17,581
1	General Electric Capital Corp.	2.000%	9/28/12	24,495	25,081
2	Tennessee Valley Authority	4.375%	6/15/15	35,000	38,562
					188,217
Conventional Mortgage-Backed Securities (1.4%)
[2,3] Fannie Mae Pool		5.500%	3/1/11–7/1/25	176,863	191,075
[2,3] Federal National Mortgage Assn.		3.930%	9/1/20	3,100	3,151
[2,3] Federal National Mortgage Assn.		3.990%	8/1/20	1,000	1,021
[2,3] Federal National Mortgage Assn.		4.210%	8/1/20–8/1/20	3,800	3,926
[2,3] Federal National Mortgage Assn.		5.500%	2/1/12–3/1/23	1,426	1,523
3	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	202	222
3	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	31,893	35,115
					236,033
Total U.S. Government and Agency Obligations (Cost $1,521,898)					1,559,054
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
3	Ford Credit Auto Owner Trust	2.170%	10/15/13	7,180	7,291
3	Hyundai Auto Receivables Trust	2.030%	8/15/13	5,595	5,640
[3,4] OBP Depositor LLC Trust		4.646%	7/15/45	16,260	16,260
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $29,034)					29,191
Corporate Bonds (45.0%)
Finance (19.6%)
	Banking (14.0%)
	American Express Co.	7.250%	5/20/14	17,000	19,358
	American Express Co.	5.500%	9/12/16	25,000	27,177
	American Express Co.	6.150%	8/28/17	35,000	38,640
4	ANZ National Int'l Ltd.	2.375%	12/21/12	10,890	11,029
4	ANZ National International Ltd.	6.200%	7/19/13	17,145	18,919
	Bank of America Corp.	4.875%	1/15/13	43,100	45,209
	Bank of America Corp.	7.375%	5/15/14	12,590	14,123
	Bank of America Corp.	5.375%	6/15/14	25,525	26,888
	Bank of America Corp.	5.625%	10/14/16	22,500	23,559
	Bank of America Corp.	5.650%	5/1/18	15,000	15,373
	Bank of New York Mellon Corp.	4.300%	5/15/14	24,670	26,576
	Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	55,592
	Bank of Nova Scotia	3.400%	1/22/15	47,000	48,611

Bank One Corp.	7.750%	7/15/25	25,000	29,792
Barclays Bank PLC	5.000%	9/22/16	12,865	13,204
Barclays Bank PLC	6.750%	5/22/19	18,605	20,717
BB&T Corp.	4.750%	10/1/12	16,000	16,902
BB&T Corp.	5.250%	11/1/19	19,000	19,868
Bear Stearns Cos. LLC	7.250%	2/1/18	14,860	17,273
BNP Paribas	3.250%	3/11/15	34,770	34,478
Capital One Financial Corp.	7.375%	5/23/14	18,335	21,056
Citigroup Inc.	6.500%	1/18/11	10,000	10,277
Citigroup Inc.	6.010%	1/15/15	15,000	15,727
Citigroup Inc.	4.750%	5/19/15	14,725	14,721
Citigroup Inc.	8.500%	5/22/19	28,000	33,357
Citigroup Inc.	6.625%	6/15/32	9,000	8,863
Citigroup Inc.	6.000%	10/31/33	15,000	13,510
Citigroup Inc.	5.850%	12/11/34	15,000	14,219
Citigroup Inc.	6.125%	8/25/36	50,000	45,563
Citigroup Inc.	8.125%	7/15/39	3,380	4,053
4 Commonwealth Bank of Australia	3.750%	10/15/14	13,000	13,412
4 Credit Agricole SA	3.500%	4/13/15	28,000	28,054
Credit Suisse	3.500%	3/23/15	22,970	23,324
Credit Suisse AG	5.400%	1/14/20	22,000	21,951
Credit Suisse USA Inc.	5.125%	1/15/14	23,825	25,539
Credit Suisse USA Inc.	4.875%	1/15/15	5,430	5,811
Credit Suisse USA Inc.	7.125%	7/15/32	13,300	16,677
Deutsche Bank AG	4.875%	5/20/13	30,000	32,100
Deutsche Bank AG	3.450%	3/30/15	24,000	24,182
Goldman Sachs Group Inc.	4.750%	7/15/13	18,000	18,809
Goldman Sachs Group Inc.	5.250%	10/15/13	29,400	31,136
Goldman Sachs Group Inc.	6.000%	5/1/14	16,695	18,001
Goldman Sachs Group Inc.	6.250%	9/1/17	39,000	41,544
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	23,261
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	19,606
Goldman Sachs Group Inc.	6.450%	5/1/36	25,000	23,913
4 HBOS PLC	6.000%	11/1/33	19,000	13,621
HSBC Bank USA NA	4.625%	4/1/14	13,100	13,866
HSBC Bank USA NA	5.875%	11/1/34	21,000	20,800
HSBC Holdings PLC	7.625%	5/17/32	15,800	17,641
HSBC Holdings PLC	6.500%	5/2/36	22,000	23,771
4 ING Bank NV	2.650%	1/14/13	22,000	22,285
JPMorgan Chase & Co.	5.750%	1/2/13	14,000	15,091
JPMorgan Chase & Co.	4.750%	5/1/13	8,000	8,536
JPMorgan Chase & Co.	4.650%	6/1/14	16,500	17,615
JPMorgan Chase & Co.	5.125%	9/15/14	9,665	10,309
JPMorgan Chase & Co.	3.700%	1/20/15	24,000	24,508
JPMorgan Chase & Co.	6.300%	4/23/19	49,810	56,299
3 JPMorgan Chase & Co.	7.900%	12/29/49	23,350	24,050
4 Lloyds TSB Bank PLC	4.375%	1/12/15	14,665	14,129
Mellon Funding Corp.	5.000%	12/1/14	12,000	13,225
Merrill Lynch & Co. Inc.	5.000%	2/3/14	15,000	15,520
Merrill Lynch & Co. Inc.	6.875%	4/25/18	32,000	34,220
Merrill Lynch & Co. Inc.	6.110%	1/29/37	30,000	27,473
Morgan Stanley	5.300%	3/1/13	37,925	39,685
Morgan Stanley	6.000%	5/13/14	15,000	15,814
Morgan Stanley	7.300%	5/13/19	31,455	33,826
Morgan Stanley	7.250%	4/1/32	51,100	57,328
National City Bank	5.800%	6/7/17	50,000	53,254
National City Bank of Pennsylvania	7.250%	10/21/11	22,000	23,414
4 Nordea Bank AB	3.700%	11/13/14	12,155	12,409

Northern Trust Co.	4.600%	2/1/13	10,000	10,668
Northern Trust Corp.	4.625%	5/1/14	6,130	6,681
PNC Bank NA	5.250%	1/15/17	16,000	16,592
3 PNC Financial Services Group Inc.	8.250%	5/31/49	12,000	12,210
PNC Funding Corp.	4.250%	9/21/15	5,765	6,021
4 Rabobank Nederland NV	3.200%	3/11/15	28,000	28,605
Royal Bank of Canada	5.650%	7/20/11	20,000	20,975
Royal Bank of Scotland Group PLC	5.000%	10/1/14	18,975	17,803
Royal Bank of Scotland PLC	4.875%	3/16/15	27,000	26,864
4 Standard Chartered PLC	3.850%	4/27/15	8,525	8,523
State Street Corp.	5.375%	4/30/17	55,500	59,815
SunTrust Bank	6.375%	4/1/11	15,000	15,429
4 Svenska Handelsbanken AB	4.875%	6/10/14	29,000	30,663
UBS AG	3.875%	1/15/15	26,000	25,797
UBS AG	2.750%	1/8/13	30,000	29,905
US Bancorp	2.875%	11/20/14	17,000	17,287
US Bank NA	6.375%	8/1/11	25,000	26,425
US Bank NA	4.950%	10/30/14	12,400	13,558
Wachovia Bank NA	4.800%	11/1/14	19,640	20,578
Wachovia Corp.	4.875%	2/15/14	19,250	20,153
Wachovia Corp.	5.250%	8/1/14	14,495	15,328
Wachovia Corp.	6.605%	10/1/25	15,000	16,148
Wells Fargo & Co.	3.750%	10/1/14	20,000	20,588
Wells Fargo & Co.	3.625%	4/15/15	11,400	11,600
Wells Fargo & Co.	5.625%	12/11/17	22,000	24,060
Wells Fargo Bank NA	5.950%	8/26/36	25,000	25,469
Wells Fargo Financial Inc.	5.500%	8/1/12	34,100	36,462

Brokerage (0.1%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	6,963
Charles Schwab Corp.	4.950%	6/1/14	7,650	8,277
Nomura Holdings Inc.	5.000%	3/4/15	10,295	10,888

Finance Companies (1.2%)
General Electric Capital Corp.	5.450%	1/15/13	25,550	27,618
General Electric Capital Corp.	5.900%	5/13/14	10,565	11,673
General Electric Capital Corp.	6.750%	3/15/32	75,000	79,886
General Electric Capital Corp.	5.875%	1/14/38	25,000	24,421
General Electric Capital Corp.	6.875%	1/10/39	33,000	36,204
HSBC Finance Corp.	4.750%	7/15/13	12,225	12,756

Insurance (3.0%)
ACE INA Holdings Inc.	5.700%	2/15/17	15,000	16,385
ACE INA Holdings Inc.	5.900%	6/15/19	15,000	16,543
Aetna Inc.	6.500%	9/15/18	5,395	6,251
Allstate Corp.	7.500%	6/15/13	20,000	22,929
Allstate Corp.	6.200%	5/16/14	7,000	7,935
Allstate Corp.	7.450%	5/16/19	10,000	11,783
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	32,000	35,656
Genworth Global Funding Trusts	5.125%	3/15/11	17,635	17,992
Genworth Global Funding Trusts	5.750%	5/15/13	10,000	10,337
4 Genworth Life Institutional Funding Trust	5.875%	5/3/13	12,000	12,608
Hartford Financial Services Group Inc.	5.500%	10/15/16	16,665	17,436
Hartford Financial Services Group Inc.	6.100%	10/1/41	26,000	22,464
4 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	24,637
4 MassMutual Global Funding II	3.625%	7/16/12	11,248	11,698
4 MassMutual Global Funding II	2.875%	4/21/14	3,878	3,931
4 Metropolitan Life Global Funding I	2.875%	9/17/12	16,000	16,368

4 Metropolitan Life Global Funding I	5.125%	4/10/13	15,000	16,177
4 Metropolitan Life Global Funding I	5.125%	6/10/14	15,000	16,262
4 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	28,785
4 New York Life Insurance Co.	5.875%	5/15/33	44,785	46,899
Principal Life Income Funding Trusts	5.125%	3/1/11	18,895	19,353
Prudential Financial Inc.	5.800%	6/15/12	29,165	31,143
Prudential Financial Inc.	5.100%	9/20/14	12,000	12,722
Prudential Financial Inc.	4.750%	6/13/15	21,000	21,894
Travelers Cos. Inc.	5.800%	5/15/18	8,690	9,557
UnitedHealth Group Inc.	6.000%	2/15/18	19,000	21,285

Other Finance (0.2%)
NYSE Euronext	4.800%	6/28/13	24,540	26,546

Real Estate Investment Trusts (1.1%)
Duke Realty LP	5.950%	2/15/17	2,100	2,174
Duke Realty LP	6.500%	1/15/18	7,000	7,365
HCP Inc.	6.000%	1/30/17	20,000	20,489
ProLogis	6.875%	3/15/20	16,075	15,126
Realty Income Corp.	5.950%	9/15/16	9,940	10,755
Realty Income Corp.	5.750%	1/15/21	8,675	8,839
Simon Property Group LP	5.100%	6/15/15	16,000	17,118
Simon Property Group LP	5.250%	12/1/16	5,000	5,354
Simon Property Group LP	5.875%	3/1/17	25,000	27,301
Simon Property Group LP	6.125%	5/30/18	6,625	7,287
4 WEA Finance LLC	7.125%	4/15/18	21,425	24,194
4 WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	25,000	28,429
				3,143,543
Industrial (20.1%)
Basic Industry (1.1%)
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	33,500	36,312
EI du Pont de Nemours & Co.	4.125%	3/6/13	27,200	28,890
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	15,373
Praxair Inc.	6.375%	4/1/12	25,000	27,170
Rio Tinto Alcan Inc.	4.875%	9/15/12	10,500	11,137
Rio Tinto Alcan Inc.	4.500%	5/15/13	22,300	23,504
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	25,000	27,313

Capital Goods (2.5%)
3M Co.	6.375%	2/15/28	25,000	29,813
Boeing Co.	3.750%	11/20/16	23,500	24,942
Caterpillar Financial Services Corp.	2.000%	4/5/13	9,880	9,988
Caterpillar Financial Services Corp.	2.750%	6/24/15	7,500	7,571
Caterpillar Inc.	6.950%	5/1/42	15,000	18,706
Deere & Co.	4.375%	10/16/19	13,090	13,969
Dover Corp.	4.875%	10/15/15	10,000	11,195
Eaton Corp.	5.750%	7/15/12	15,600	16,950
Eaton Corp.	5.300%	3/15/17	20,000	22,073
Eaton Corp.	6.500%	6/1/25	10,000	11,403
General Dynamics Corp.	4.250%	5/15/13	41,100	44,334
4 Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	12,801
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	7,000	7,777
John Deere Capital Corp.	7.000%	3/15/12	25,000	27,464
John Deere Capital Corp.	2.950%	3/9/15	6,595	6,812
Pactiv Corp.	8.125%	6/15/17	20,000	20,731
4 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	41,000	46,686
Tyco International Finance SA	6.000%	11/15/13	20,800	23,252

United Technologies Corp.	4.875%	5/1/15	15,000	16,792
United Technologies Corp.	4.500%	4/15/20	24,170	26,174

Communication (5.0%)
AT&T Inc.	6.250%	3/15/11	15,500	16,069
AT&T Inc.	6.500%	9/1/37	50,000	55,719
BellSouth Corp.	6.000%	10/15/11	31,000	32,951
BellSouth Corp.	6.000%	11/15/34	34,000	35,109
CBS Corp.	5.750%	4/15/20	3,995	4,259
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	18,000	21,301
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	18,000	20,193
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	12,500	16,348
Comcast Corp.	6.450%	3/15/37	20,000	21,471
Comcast Corp.	6.950%	8/15/37	45,000	51,024
4 COX Communications Inc.	5.875%	12/1/16	40,000	44,568
Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	38,649
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	11,000	11,695
France Telecom SA	7.750%	3/1/11	24,000	24,990
France Telecom SA	8.500%	3/1/31	40,000	55,263
Grupo Televisa SA	6.625%	1/15/40	13,805	14,347
Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	29,635
New Cingular Wireless Services Inc.	8.750%	3/1/31	27,000	37,128
News America Inc.	5.650%	8/15/20	4,655	5,149
News America Inc.	6.200%	12/15/34	11,000	11,499
4 SBA Tower Trust	4.254%	4/15/15	16,640	17,338
Telefonica Europe BV	7.750%	9/15/10	25,000	25,274
Time Warner Cable Inc.	5.850%	5/1/17	70,000	76,587
Verizon Communications Inc.	5.500%	4/1/17	35,000	39,188
Verizon Communications Inc.	6.100%	4/15/18	11,000	12,538
Verizon Global Funding Corp.	4.375%	6/1/13	14,500	15,628
Verizon New Jersey Inc.	8.000%	6/1/22	14,585	17,398
Verizon Virginia Inc.	7.875%	1/15/22	16,000	18,851
Vodafone Group PLC	5.450%	6/10/19	26,000	27,917

Consumer Cyclical (2.8%)
4 American Honda Finance Corp.	6.700%	10/1/13	25,000	28,500
CVS Caremark Corp.	4.875%	9/15/14	12,000	13,055
CVS Caremark Corp.	6.125%	8/15/16	25,000	28,513
CVS Caremark Corp.	5.750%	6/1/17	25,000	27,782
Daimler Finance North America LLC	6.500%	11/15/13	25,000	27,881
Johnson Controls Inc.	5.000%	3/30/20	14,000	14,840
Lowe's Cos. Inc.	5.000%	10/15/15	21,356	24,097
Lowe's Cos. Inc.	6.650%	9/15/37	5,000	6,091
Lowe's Cos. Inc.	5.800%	4/15/40	10,280	11,343
McDonald's Corp.	5.750%	3/1/12	10,000	10,759
PACCAR Financial Corp.	1.950%	12/17/12	9,820	9,916
Staples Inc.	9.750%	1/15/14	13,450	16,443
Target Corp.	5.875%	3/1/12	31,000	33,469
Target Corp.	5.375%	5/1/17	5,000	5,696
Target Corp.	6.000%	1/15/18	16,500	19,399
Target Corp.	7.000%	1/15/38	7,500	9,597
Time Warner Inc.	5.875%	11/15/16	39,000	43,894
Wal-Mart Stores Inc.	3.625%	7/8/20	75,000	74,931
Walt Disney Co.	5.625%	9/15/16	20,000	23,258

Western Union Co.	5.930%	10/1/16	12,750	14,196

Consumer Noncyclical (5.8%)
Abbott Laboratories	4.350%	3/15/14	20,000	21,791
Amgen Inc.	6.150%	6/1/18	5,000	5,930
Amgen Inc.	5.700%	2/1/19	18,055	20,988
Amgen Inc.	4.500%	3/15/20	1,855	1,992
Anheuser-Busch Cos. Inc.	6.000%	4/15/11	16,125	16,723
4 Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	8,700	10,587
4 Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	9,640
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	15,000	16,176
AstraZeneca PLC	5.900%	9/15/17	50,000	58,399
Becton Dickinson and Co.	4.550%	4/15/13	25,900	28,090
Bestfoods	6.625%	4/15/28	25,000	30,416
Cardinal Health Inc.	5.850%	12/15/17	4,000	4,459
4 Cargill Inc.	6.125%	9/15/36	22,000	24,158
4 Cargill Inc.	6.625%	9/15/37	42,830	50,200
Coca-Cola Co.	5.350%	11/15/17	50,000	57,208
Coca-Cola Enterprises Inc.	7.375%	3/3/14	8,098	9,642
Diageo Capital PLC	5.200%	1/30/13	12,000	13,073
Diageo Capital PLC	5.500%	9/30/16	11,066	12,390
Eli Lilly & Co.	6.000%	3/15/12	10,000	10,836
Eli Lilly & Co.	5.500%	3/15/27	20,000	21,838
Express Scripts Inc.	6.250%	6/15/14	9,065	10,262
General Mills Inc.	5.650%	2/15/19	6,850	7,789
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	10,000	10,880
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	20,000	22,872
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	16,729
Johnson & Johnson	3.800%	5/15/13	9,895	10,621
Johnson & Johnson	6.730%	11/15/23	15,000	19,061
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	29,524
Kraft Foods Inc.	5.625%	11/1/11	12,625	13,290
Kraft Foods Inc.	4.125%	2/9/16	15,000	15,787
Merck & Co. Inc.	5.300%	12/1/13	16,985	19,010
Merck & Co. Inc.	4.000%	6/30/15	13,585	14,703
Merck & Co. Inc.	5.000%	6/30/19	18,000	20,051
PepsiCo Inc.	5.150%	5/15/12	43,869	47,211
PepsiCo Inc.	3.100%	1/15/15	26,000	27,180
Pfizer Inc.	5.350%	3/15/15	19,610	22,194
Pfizer Inc.	6.200%	3/15/19	18,600	22,120
Philip Morris International Inc.	4.500%	3/26/20	5,000	5,082
3 Procter & Gamble - Esop	9.360%	1/1/21	21,345	27,182
Procter & Gamble Co.	6.450%	1/15/26	25,000	30,566
Procter & Gamble Co.	5.550%	3/5/37	25,000	28,214
4 Roche Holdings Inc.	6.000%	3/1/19	27,000	31,430
4 SABMiller PLC	6.500%	7/15/18	30,000	34,559
4 Tesco PLC	5.500%	11/15/17	10,000	11,179
Thermo Fisher Scientific Inc.	3.250%	11/20/14	5,160	5,340
Thermo Fisher Scientific Inc.	3.200%	5/1/15	6,020	6,231

Energy (1.4%)
Apache Corp.	6.900%	9/15/18	5,000	6,086
Burlington Resources Finance Co.	6.500%	12/1/11	25,000	26,902
ConocoPhillips	7.000%	3/30/29	11,500	13,805
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	25,000	28,793
EnCana Corp.	6.500%	8/15/34	15,000	16,563
EOG Resources Inc.	5.625%	6/1/19	8,285	9,358
4 Motiva Enterprises LLC	5.750%	1/15/20	2,535	2,791

Shell International Finance BV	3.100%	6/28/15	10,000	10,145
Shell International Finance BV	3.250%	9/22/15	22,000	22,492
Shell International Finance BV	4.375%	3/25/20	24,000	24,737
Statoil ASA	2.900%	10/15/14	5,720	5,872
Statoil ASA	5.250%	4/15/19	8,895	9,752
Suncor Energy Inc.	5.950%	12/1/34	13,000	13,169
Texaco Capital Inc.	8.625%	4/1/32	25,000	35,243

Other Industrial (0.1%)
4 Hutchison Whampoa International 09/16 Ltd.	4.625%	9/11/15	12,000	12,550

Technology (1.2%)
Cisco Systems Inc.	4.450%	1/15/20	21,500	22,696
Dell Inc.	5.875%	6/15/19	18,250	20,509
Hewlett-Packard Co.	4.500%	3/1/13	15,000	16,194
International Business Machines Corp.	5.700%	9/14/17	41,710	48,473
International Business Machines Corp.	7.000%	10/30/25	25,000	31,163
Oracle Corp.	3.750%	7/8/14	15,000	16,026
Oracle Corp.	6.125%	7/8/39	8,000	9,372
Pitney Bowes Inc.	4.750%	5/15/18	10,000	10,508
Xerox Corp.	8.250%	5/15/14	10,335	12,100
Xerox Corp.	6.750%	2/1/17	3,525	3,962
Xerox Corp.	6.350%	5/15/18	2,395	2,662
Xerox Corp.	5.625%	12/15/19	1,245	1,328

Transportation (0.2%)
4 ERAC USA Finance LLC	6.375%	10/15/17	36,290	40,612

				3,218,344
Utilities (5.3%)
Electric (5.2%)
Alabama Power Co.	5.550%	2/1/17	11,765	13,213
Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	17,300
Carolina Power & Light Co.	6.300%	4/1/38	1,625	1,940
Consolidated Edison Co. of New York Inc.	5.625%	7/1/12	16,205	17,569
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	9,700	10,543
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	57,952
Duke Energy Carolinas LLC	6.250%	1/15/12	20,000	21,554
Duke Energy Carolinas LLC	5.250%	1/15/18	29,190	32,769
4 EDP Finance BV	6.000%	2/2/18	50,000	49,578
4 Enel Finance International SA	5.125%	10/7/19	17,000	16,983
4 Enel Finance International SA	6.800%	9/15/37	11,665	12,233
Florida Power & Light Co.	4.850%	2/1/13	12,000	12,972
Florida Power & Light Co.	6.200%	6/1/36	22,452	26,527
Florida Power Corp.	6.650%	7/15/11	25,000	26,381
Georgia Power Co.	5.700%	6/1/17	50,000	56,792
4 Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	11,115	11,074
Midamerican Energy Holdings Co.	6.500%	9/15/37	35,000	40,514
National Rural Utilities Cooperative Finance
Corp.	7.250%	3/1/12	40,000	43,808
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	12,000	13,026
4 Niagara Mohawk Power Corp.	3.553%	10/1/14	16,500	16,955
Nisource Finance Corp.	6.400%	3/15/18	50,000	55,191
NSTAR	4.500%	11/15/19	1,880	2,000
NSTAR Electric Co.	4.875%	10/15/12	20,800	22,395
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	11,186
Peco Energy Co.	4.750%	10/1/12	12,000	12,877

Potomac Electric Power Co.	6.500%	11/15/37	8,000	9,576
PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,115
Public Service Electric & Gas Co.	2.700%	5/1/15	7,970	8,098
SCANA Corp.	6.875%	5/15/11	25,000	26,161
SCANA Corp.	6.250%	2/1/12	28,930	30,882
Southern California Edison Co.	5.000%	1/15/14	11,800	12,958
Southern California Edison Co.	5.500%	8/15/18	31,730	36,199
Southern Co.	5.300%	1/15/12	20,000	21,183
Virginia Electric and Power Co.	4.750%	3/1/13	16,350	17,718
Virginia Electric and Power Co.	5.950%	9/15/17	50,000	57,760
Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	15,023

Natural Gas (0.1%)
4 DCP Midstream LLC	6.450%	11/3/36	9,375	9,555

				851,560
Total Corporate Bonds (Cost $6,717,806)				7,213,447
Sovereign Bonds (U.S. Dollar-Denominated) (3.6%)
4 Abu Dhabi National Energy Co.	5.875%	10/27/16	10,000	10,282
Asian Development Bank	4.500%	9/4/12	40,000	42,976
Bank Nederlandse Gemeenten	6.000%	3/26/12	50,000	53,920
4 CDP Financial Inc.	4.400%	11/25/19	22,000	22,648
4 EDF SA	4.600%	1/27/20	27,000	27,671
European Investment Bank	4.625%	5/15/14	54,000	59,522
European Investment Bank	4.625%	10/20/15	15,000	16,946
Hydro Quebec	6.300%	5/11/11	50,000	52,256
Japan Bank for International
Cooperation/Japan	4.750%	5/25/11	35,000	36,174
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	22,000	23,784
Oesterreichische Kontrollbank AG	4.500%	3/9/15	17,000	18,573
Province of New Brunswick Canada	5.200%	2/21/17	30,000	34,117
Province of Ontario Canada	4.500%	2/3/15	40,000	43,700
Province of Ontario Canada	4.400%	4/14/20	48,000	51,179
Province of Quebec Canada	6.125%	1/22/11	19,500	20,092
Province of Quebec Canada	5.125%	11/14/16	20,000	22,656
4 Qatar Government International Bond	4.000%	1/20/15	17,000	17,468
4 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	7,855	8,390
4 Republic of Austria	2.000%	11/15/12	18,170	18,533
Total Sovereign Bonds (Cost $543,045)				580,887
Taxable Municipal Bonds (3.7%)
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	21,000	22,175
Chicago IL Metro. Water Reclamation Dist.
GO	5.720%	12/1/38	4,445	4,842
Chicago IL O'Hare International Airport Rev.	6.845%	1/1/38	12,090	12,840
Chicago IL O'Hare International Airport Rev.	6.395%	1/1/40	5,095	5,521
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	22,485	25,388
District of Columbia Income Tax Rev.	5.591%	12/1/34	6,480	7,074
Duke Univ. North Carolina Rev.	5.850%	4/1/37	62,165	70,207
Illinois State Tollway Highway Auth. Toll
Highway Rev.	6.184%	1/1/34	15,840	16,490
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	11,230	12,251
Los Angeles CA USD GO	5.750%	7/1/34	30,000	30,039
Maryland Transp. Auth. Rev.	5.888%	7/1/43	12,005	13,301
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.715%	8/15/39	22,000	24,177
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	46,080	51,619
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	28,975	36,521

New York State Thruway Auth. Rev.	5.883%	4/1/30	29,670	33,165
North Texas Tollway Auth. Rev.	6.718%	1/1/49	31,250	35,193
Oregon GO	4.759%	6/30/28	15,000	14,876
Oregon State Dept. Transp. Highway Usertax
Rev.	5.834%	11/15/34	14,510	15,976
Port Auth. of New York & New Jersey Rev.	5.859%	12/1/24	9,605	11,023
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	5,665	6,242
President and Fellows of Harvard College	6.300%	10/1/37	68,000	75,407
Princeton University	5.700%	3/1/39	13,020	14,616
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	6,175	7,028
Univ. of California Regents	6.583%	5/15/49	12,635	13,920
Univ. of California Rev.	5.770%	5/15/43	23,675	24,789
Wisconsin GO	5.700%	5/1/26	9,000	9,605
Total Taxable Municipal Bonds (Cost $555,952)				594,285
				Market
				Value
			Shares	($000)
Common Stocks (35.7%)
Consumer Discretionary (4.2%)
Home Depot Inc.			7,430,300	208,569
McDonald's Corp.			2,446,000	161,118
Genuine Parts Co.			3,438,000	135,629
Stanley Black & Decker Inc.			1,814,300	91,658
Mattel Inc.			3,216,800	68,068
				665,042
Consumer Staples (5.5%)
Kimberly-Clark Corp.			3,063,500	185,740
Philip Morris International Inc.			3,212,200	147,247
Kraft Foods Inc.			5,002,600	140,073
Altria Group Inc.			4,327,600	86,725
PepsiCo Inc.			1,249,700	76,169
Sysco Corp.			2,573,200	73,517
Unilever NV			2,477,700	67,691
HJ Heinz Co.			1,543,500	66,710
Lorillard Inc.			631,800	45,477
				889,349
Energy (4.0%)
Chevron Corp.			3,514,600	238,501
ConocoPhillips			3,548,700	174,206
Total SA ADR			2,256,100	100,712
Exxon Mobil Corp.			1,207,700	68,923
Marathon Oil Corp.			1,694,100	52,670
				635,012
Financials (5.0%)
Toronto-Dominion Bank			2,559,700	166,150
Marsh & McLennan Cos. Inc.			6,553,800	147,788
M&T Bank Corp.			1,491,600	126,711
HSBC Holdings PLC			9,522,000	86,990
Chubb Corp.			1,510,800	75,555
Standard Chartered PLC			2,697,025	65,674
National Bank of Canada			1,005,700	51,440
Allstate Corp.			1,490,800	42,831
Credit Suisse Group AG ADR			1,013,600	37,939
				801,078
Health Care (4.8%)
Merck & Co. Inc.			7,811,950	273,184

Johnson & Johnson	3,555,000	209,958
Pfizer Inc.	14,641,000	208,781
^ AstraZeneca PLC ADR	1,761,200	83,005
		774,928
Industrials (4.6%)
3M Co.	1,998,400	157,854
Waste Management Inc.	4,210,400	131,743
General Electric Co.	8,586,400	123,816
Eaton Corp.	1,767,000	115,632
Emerson Electric Co.	2,271,700	99,251
Illinois Tool Works Inc.	1,878,000	77,524
Schneider Electric SA	320,523	32,373
		738,193
Information Technology (2.3%)
Intel Corp.	6,134,000	119,306
Maxim Integrated Products Inc.	6,757,500	113,053
Analog Devices Inc.	3,054,900	85,110
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,652,100	55,164
		372,633
Materials (1.5%)
EI du Pont de Nemours & Co.	3,274,900	113,279
PPG Industries Inc.	1,116,400	67,442
Packaging Corp. of America	2,939,800	64,734
		245,455
Telecommunication Services (1.2%)
AT&T Inc.	5,974,880	144,532
Verizon Communications Inc.	1,602,100	44,891
		189,423
Utilities (2.6%)
Xcel Energy Inc.	4,056,300	83,600
PG&E Corp.	1,748,300	71,855
^ Cia Energetica de Minas Gerais ADR	4,830,780	70,867
American Electric Power Co. Inc.	2,126,500	68,686
NextEra Energy Inc.	1,139,800	55,577
Dominion Resources Inc.	1,413,400	54,755
Alliant Energy Corp.	194,100	6,161
		411,501
Total Common Stocks (Cost $5,302,090)		5,722,614

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.6%)
Money Market Fund (0.5%)
[5,6] Vanguard Market Liquidity Fund	0.286%		82,691,000	82,691

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (2.1%)
Goldman, Sachs & Co.
(Dated 6/30/10, Repurchase Value
$338,300,000, collateralized by
Government National Mortgage Assn.
5.000%-6.000%, 6/15/39-8/18/39)	0.030%	7/1/10	338,300	338,300

Total Temporary Cash Investments (Cost $420,991)				420,991
Total Investments (100.5%) (Cost $15,090,816)				16,120,469
Other Assets and Liabilities-Net (-0.5%)[6]				(75,728)
Net Assets (100%)				16,044,741

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $79,317,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate value of these securities was $1,046,866,000, representing 6.5% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $82,692,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
USD—United School District.

Wellesley Income Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Wellesley Income Fund

C. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has sold credit protection through credit default swaps to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Statement of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
CDX-IG13-5yr/Baa1	12/20/14	GSCM	47,000	(564)	1.000%	(436)
CDX-IG13-5yr/Baa1	12/20/14	UBS	95,000	(632)	1.000%	(953)
1 GSCM—Goldman Sachs International.
UBS—UBS AG.

Wellesley Income Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,559,054	—
Asset –Backed Securities/Commercial Mortgage-Backed
Securities	—	29,191	—
Corporate Bonds	—	7,213,447	—
Sovereign Bonds	—	580,887	—
Taxable Municipal Bonds	—	594,285	—
Common Stocks	5,537,577	185,037	—
Temporary Cash Investments	82,691	338,300	—
Swap Contracts—Liabilities	—	(1,389)	—
Total	5,620,268	10,498,812	—

E. At June 30, 2010, the cost of investment securities for tax purposes was $15,090,816,000. Net unrealized appreciation of investment securities for tax purposes was $1,029,653,000, consisting of unrealized gains of $1,397,580,000 on securities that had risen in value since their purchase and $367,927,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 23, 2010
VANGUARD WELLESLEY INCOME FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 23, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.